Trust Activities - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of trust activities [line items]
Debt securities and certificates of participation in financial trusts	$ 877,222	$ 2,961,172
Assets transferred by the Bank	2,636	36,372
Assets managed by the Bank	801,979	8,474,233
Bank Trust [member]
Disclosure of trust activities [line items]
Assets managed by the Bank	$ 36,828,076	$ 55,463,790